SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/11
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [ x ]; Amendment Number
This Amendment (check only one.):	[ x] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 02/02/12

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$1,134,464
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/     sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amt     prn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO     COM    025816109          28118      596089SH       sole           595064        1025
BARD, C R INC           COM    067383109          28163      329397SH       sole           328857         540
BARRICK GOLD CORP COM   COM    067901108          26878      593981SH       sole           592976        1005
BAXTER INTL INC         COM    071813109          25794      521311SH       sole           520386         925
CHEVRON CORP NEW COM    COM    166764100          30042      282349SH       sole           281924         425
CHUBB CORP              COM    171232101          30756      444318SH       sole           443573         745
CISCO SYS INC COM       COM    17275R102          36732     2031629SH       sole          2028334        3295
CONOCOPHILLIPS COM      COM    20825C104          27369      375584SH       sole           374989         595
CVS CORP COM            COM    126650100          37948      930556SH       sole           929036        1520
DELL INC COM            COM    24702R101          26054     1780886SH       sole          1777876        3010
DR PEPPER SNAPPLE GROUP COM    26138E109          34143      864821SH       sole           863331        1490
EBAY INC COM            COM    278642103          16367      539616SH       sole           538726         890
EXXON MOBIL CORP COM    COM    30231G102          42678      503521SH       sole           502771         750
GLAXOSMITHKLINE PLC SPONCOM    37733W105          23743      520339SH       sole           519464         875
GOOGLE INC CL A         COM    38259P508          39709       61478SH       sole            61379          99
ISHARES TR RUSL 3000 VALCOM    464287663           3087       37130SH       sole            37130           0
ISHARES TR RUSSELL1000VACOM    464287598           1629       25667SH       sole            25667           0
JOHNSON & JOHNSON       COM    478160104          34744      529793SH       sole           528903         890
KIMBERLY CLARK CORP COM COM    494368103          41258      560879SH       sole           559934         945
LILLY, ELI AND COMPANY  COM    532457108          18991      456950SH       sole           456145         805
MARKET VECTORS ETF TR GOCOM    57060U100            642       12475SH       sole            12475           0
MEDTRONIC INC COM       COM    585055106          40473     1058108SH       sole          1056418        1690
MICROSOFT               COM    594918104          48548     1870112SH       sole          1867142        2970
MOLSON COORS BREWING CO COM    60871R209          48313     1109633SH       sole          1107773        1860
NEWMONT MNG CORP        COM    651639106          27524      458663SH       sole           457913         750
NORTHROP GRUMMAN CORP COCOM    666807102          28994      495787SH       sole           494987         800
PEPSICO INC             COM    713448108          47665      718388SH       sole           717223        1165
PNC FINANCIAL CORP      COM    693475105          33118      574267SH       sole           573337         930
PROCTER & GAMBLE COMPANYCOM    742718109          33005      494755SH       sole           494040         715
PROSHARES TR SHRT 20+YR COM    74347X146            647       20745SH       sole            20745           0
SCHWAB CHARLES CORP NEW COM    808513105          30988     2752024SH       sole          2747539        4485
SIGMA ALDRICH CORP COM  COM    826552101          16039      256783SH       sole           256363         420
SUNTRUST BKS INC COM    COM    867914103          12099      683584SH       sole           682654         930
TARGET CORP COM         COM    87612E106          33358      651273SH       sole           650213        1060
TORCHMARK CORP COM      COM    891027104          18336      422583SH       sole           421882         701
TRAVELERS COMPANIES INC COM    89417E109          23092      390264SH       sole           389664         600
UNILEVER NV N Y SHS NEW COM    904784709          26643      775178SH       sole           773983        1195
US BANCORP DEL COM NEW  COM    902973304          27641     1021851SH       sole          1020281        1570
VANGUARD MORTG-BACK SEC COM    92206C771            417        8035SH       sole             8035           0
WAL MART STORES INC     COM    931142103          49041      820637SH       sole           819302        1335
WELLS FARGO & CO NEW COMCOM    949746101          33678     1221974SH       sole          1219889        2085
                                             1,134,464